SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 190,029	$ 274,403
Transferred at Point in Time [Member]
Revenues	147,863	235,636
Transferred over Time [Member]
Revenues	42,166	38,767
Product [Member]
Revenues	125,664	185,261
Service [Member]
Revenues	$ 64,365	$ 89,142